EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Sep. 30, 2028	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2026
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, employer discretionary contribution amount			$ 10,372	$ 8,343	$ 8,038
Defined contribution plan, employer contributions from excess assets from replacement plan			1,525
Benefit obligation			6,527
Other comprehensive income, net			4,063
Benefit expense			$ 1,071
Cost of benefits annual increase rate (as a percent)			7.50%
Defined benefit plan, period (in years)			3 years
Implementation charges			$ 1,016
Postemployment benefits liability			$ 748	$ 821
Weighted average discount rate			5.60%
Discount rate			4.80%	5.70%	5.30%
Non-service cost components of net periodic cost (benefit)			$ (3,848)	$ 662	$ 875
Completion period of service			1 year
Maximum compensation of proportion			$ 330
Allocated shares (in shares)			3,977,753	4,234,713
Employee stock ownership plan (ESOP), compensation expense			$ 0	$ 8,533	20,583
Employee stock ownership plan (ESOP), deferred shares, fair value				1,250
Change in discount rate			10.00%
Tax benefit for amortization of pension cost			$ (857)	$ 97	97
Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cost of benefits annual increase rate (as a percent)		6.60%
Implementation charges						$ 5,362
Clopay AMES Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plans, estimated future employer catch up contributions in next fiscal year			0
Hunter Fan Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plans, estimated future employer catch up contributions in next fiscal year			$ 0
Other Postretirement Benefits Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate			4.85%	4.66%
Total accumulated other comprehensive loss, net of tax			$ 181	$ 186
Pension and other postretirement benefit expense			8	26	25
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation			0	17,067	$ 16,099
Implementation charges			$ 0	$ 5,208
Weighted average discount rate			0.00%	5.70%
Total accumulated other comprehensive loss, net of tax			$ 0	$ (1,761)
Discount rate			5.70%	5.30%	5.30%
Supplemental Employee Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation			$ 9,568	$ 10,173	$ 10,308
Implementation charges			$ 0	$ 0
Weighted average discount rate			4.24%	4.19%
Total accumulated other comprehensive loss, net of tax			$ 5,303	$ 3,094
Discount rate			4.44%	5.23%	5.01%
Defined benefit plans, estimated future employer contributions in next fiscal year			$ 1,765
Hunter Fan Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Lump sum distribution for plan termination			4,830
Plan assets, decrease for assets transferred from plan	$ 6,100		10,859
Defined benefit plan, gain (loss) from plan termination			$ 2,181